RISK MANAGEMENT - Risk exposure by credit rating (Details) - Other financial instruments - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 27,554,748	$ 37,194,524
Sovereign Risk
RISK MANAGEMENT
Credit exposure	7,520,002	7,025,658
AAA
RISK MANAGEMENT
Credit exposure	9,613,353	14,570,753
AA+
RISK MANAGEMENT
Credit exposure	2,934,561	1,448,837
AA
RISK MANAGEMENT
Credit exposure	761,139	723,019
AA-
RISK MANAGEMENT
Credit exposure	285,253	794,748
A+
RISK MANAGEMENT
Credit exposure	763,754	3,549,222
A
RISK MANAGEMENT
Credit exposure	465,025	516,950
A-
RISK MANAGEMENT
Credit exposure	396,755	1,628,479
BBB+
RISK MANAGEMENT
Credit exposure	604,672	1,395,620
BBB
RISK MANAGEMENT
Credit exposure	243,820	1,027,745
BBB-
RISK MANAGEMENT
Credit exposure	1,808,396	1,332,161
Other
RISK MANAGEMENT
Credit exposure	1,745,020	2,862,959
Not rated
RISK MANAGEMENT
Credit exposure	$ 412,998	$ 318,373